Income (Loss) per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Income (Loss) per Share
Note 10 — Income (Loss) per Share
The Company computes earnings (loss) per share of Common Stock using the two-class
method required for participating securities. Basic earnings (loss) per common share is determined based on the weighted-average number of common shares outstanding during each period. For periods with net income, the Company gives effect to all dilutive potential common shares outstanding during a period. The Company uses the control number concept to determine whether a potential common stock instrument is dilutive, and considers each issuance separately for its potential dilution in order of the most dilutive issuance to the least. For periods with net loss, diluted earnings per share will consider whether the inclusion of all potential Common Stock outstanding would be anti-dilutive. The dilutive effect of outstanding options and warrants is calculated using the treasury stock method. The dilutive effect of shares underlying the Company’s Convertible Notes is calculated using the if converted method in periods during which Convertible Notes are available for conversion.
The following tables set forth the computation of basic and diluted income (loss) for the three months ended March 31, 2024 and 2023:

	Three Months Ended March 31,
	2024		2023
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common
Numerator

Net income (loss) attributed to common stockholders - Basic	$31,902	$6,227	$(35,667)	$(9,226)
Gain on change in fair value of Warrants	(12,523)	(2,444)	—	—
Gain on change in fair value of Convertible Notes	(38,508)	(7,516)	—	—

Net loss - Diluted	$(19,129)	$(3,734)	$(35,667)	$(9,226)

Denominator
Weighted-average common shares outstanding - Basic	18,969,208	3,702,613	14,313,785	3,702,613
Effect of dilutive securities:
Common shares issuable for Warrants	3,551,766	693,272	—	—
Common shares issuable for Convertible Notes	18,820,895	3,673,664	—	—

Weighted-average common shares outstanding - Diluted	41,341,869	8,069,548	14,313,785	3,702,613

Net income (loss) per share - Basic	$1.68	$1.68	$(2.49)	$(2.49)

Net loss per share - Diluted	$(0.46)	$(0.46)	$(2.49)	$(2.49)

There were
no
 preferred dividends declared or accumulated as of March 31, 2024. As of March 31, 2024 there were
39,969,265
equivalent shares of Class A Common Stock underlying the Convertible Notes outstanding principal, paid in-kind interest and accrued but uncapitalized interest. The Convertible Notes, which are immediately convertible by the holder into equivalent shares of Class A Common Stock shares, are excluded from the diluted weighted average shares when their effect would be anti-dilutive. The following Class A securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	March 31,
	2024	2023

Stock options	1,022,322	1,062,625
RSUs	505,574	968,879
Convertible Notes	17,474,706	—
Warrants	5,627,290	1,667

Total	24,629,892	2,033,171

There were no Class B securities that were excluded in the computation of diluted shares outstanding for the three months ended March 31, 2024 and 2023.

Note 12 — Loss per Share
The Company computes basic loss per share of Common Stock using the two-class
method required for participating securities and does not apply the two-class
method in periods of net loss. Basic earnings per

common share is determined based on the weighted-average number of common shares outstanding during each period. The dilutive effect of outstanding options and warrants is calculated using the treasury stock method. The dilutive effect of shares underlying the Company’s Senior Convertible Notes is calculated using the if-converted
method in periods during which Convertible Notes are available for conversion. Diluted loss per common share is the same as basic loss per common share for the years ended December 31, 2023 and 2022, as all common
share equivalents are excluded from the calculation, as their effect is anti-dilutive.
The following tables set forth the computation of basic and diluted loss for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023		2022
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common
Net loss attributed to common stockholders	$(144,020)	$(34,356)	$(325,441)	$(85,997)
Basic and Diluted weighted average common shares outstanding	15,521,073	3,702,613	14,011,861	3,702,613
Basic and Diluted loss per share	$(9.28)	$(9.28)	$(23.23)	$(23.23)
There were no preferred dividends
declared
or accumulated as of December 31, 2023 and 2022. As of December 31, 2023 there were 25,597,382 equivalent shares of Class A Common Stock underlying the Convertible Notes. The Convertible Notes, which are immediately convertible by the holder into equivalent shares of Class A Common Stock shares, are excluded from the basic and diluted weighted average shares as their effect would be anti-dilutive. The following Class A securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	December 31,
	2023	2022
Stock options	993,892	432,431
RSUs	591,882	1,074,790
Warrants	9,198,294	—

Total	10,784,068	1,507,221

No shares of Class B Common Stock were excluded in the computation of diluted shares outstanding for the years ended December 31, 2023 and 2022.